CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares	Treasury shares	Additional paid-in capital	Accumulated deficit	Statutory reserves	Accumulated other comprehensive income/(losses)	Total iClick Interactive Asia Group Limited shareholders' equity	Non-controlling interests	Total
Beginning balance at Dec. 31, 2021	$ 48	$ (20,908)	$ 525,508	$ (221,237)	$ 81	$ 860	$ 284,352	$ 7,237	$ 291,589
Beginning balance (in shares) at Dec. 31, 2021	47,899,942
Treasury shares, beginning (in shares) at Dec. 31, 2021		2,323,802
Reissuance of treasury shares upon exercise of employee share options and vesting of RSUs		$ 25	43				68		68
Reissuance of treasury shares upon exercise of employee share options and vesting of RSUs (in shares)	139,871	(139,871)
Share-based compensation expense			3,794				3,794		3,794
Issuance of shares upon vesting of RSUs (in shares)	345,000
Repurchase of ordinary shares		$ (7,574)					(7,574)		(7,574)
Repurchase of ordinary shares (in shares)		3,659,404
Purchase of interest in a subsidiary from non-controlling interests	$ 1		110				111	(833)	(722)
Purchase of interest in a subsidiary from non-controlling interests (in shares)	386,415
Net loss for the year				(200,875)			(200,875)	(1,931)	(202,806)
Foreign currency translation						(4,946)	(4,946)	(114)	(5,060)
Ending balance at Dec. 31, 2022	$ 49	$ (28,457)	529,455	(422,112)	81	(4,086)	74,930	4,359	79,289
Ending balance (in shares) at Dec. 31, 2022	48,771,228
Treasury shares, ending (in shares) at Dec. 31, 2022		5,843,335
Reissuance of treasury shares upon exercise of employee share options and vesting of RSUs		$ 15	(15)
Reissuance of treasury shares upon exercise of employee share options and vesting of RSUs (in shares)	79,136	(79,136)
Share-based compensation expense			1,082				1,082		1,082
Issuance of shares upon vesting of RSUs (in shares)	275,000
Repurchase of ordinary shares		$ (214)					(214)		(214)
Repurchase of ordinary shares (in shares)		634,415
Purchase of interest in a subsidiary from non-controlling interests	$ 1		(1)
Purchase of interest in a subsidiary from non-controlling interests (in shares)	386,419
Net loss for the year				(38,690)			(38,690)	(180)	(38,870)
Change in net retirement benefits plan - prior service cost						(32)	(32)		(32)
Foreign currency translation						49	49	(52)	(3)
Ending balance at Dec. 31, 2023	$ 50	$ (28,656)	530,521	(460,802)	81	(4,069)	37,125	4,127	$ 41,252
Ending balance (in shares) at Dec. 31, 2023	49,511,783
Treasury shares, ending (in shares) at Dec. 31, 2023		6,398,614							6,398,614
Reissuance of treasury shares upon exercise of employee share options and vesting of RSUs		$ 50	(50)
Reissuance of treasury shares upon exercise of employee share options and vesting of RSUs (in shares)	769,500	(769,500)
Share-based compensation expense			732				732		$ 732
Issuance of ordinary shares but held as treasury shares		$ (3)	3
Issuance of ordinary shares but held as treasury shares (in shares)		3,335,153
Cancellation of repurchase of ordinary shares	$ (6)	$ 28,577	(28,571)
Cancellation of repurchase of ordinary shares (in shares)	(5,952,565)	(5,952,565)							(5,952,565)
Purchase of interest in a subsidiary from non-controlling interests (in shares)	50,235
Deconsolidation of discontinued operations				409			409	(2,650)	$ (2,241)
Net loss for the year				(29,007)			(29,007)	(103)	(29,110)
Foreign currency translation						3,764	3,764	(15)	3,749
Ending balance at Dec. 31, 2024	$ 44	$ (32)	$ 502,635	$ (489,400)	$ 81	$ (305)	$ 13,023	$ 1,359	$ 14,382
Ending balance (in shares) at Dec. 31, 2024	44,378,953
Treasury shares, ending (in shares) at Dec. 31, 2024		(3,011,702)							3,011,702